Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,594,348	₩ 1,432,362	₩ 1,035,020
Gain on disposal of property and equipment and intangible assets	15,985	40,109	35,644
Other operating income	56,259	115,763	95,751
Impairment loss on property and equipment and intangible assets	(17,027)	(3,135)	(208,833)
Loss on disposal of property and equipment and intangible assets	(20,465)	(47,369)	(41,598)
Bad debt for accounts receivable — other	(3,011)	(6,001)	(10,559)
Other operating expenses	(1,528,976)	(1,431,587)	(1,658,362)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,643,390	1,431,767	1,291,505
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(31,320)	(44,605)	(42,927)
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,612,070	1,387,162	1,248,578
Adjustments [member]
Disclosure of operating segments [line items]
Gain on disposal of property and equipment and intangible assets	15,985	39,136	34,625
Others	40,274	76,627	61,126
Other operating income	56,259	115,763	95,751
Impairment loss on property and equipment and intangible assets	(17,027)	(3,135)	(200,705)
Loss on disposal of property and equipment and intangible assets	(20,465)	(28,158)	(25,633)
Donations	(13,125)	(12,800)	(16,051)
Bad debt for accounts receivable — other	(3,011)	(3,995)	(6,640)
Others	(20,353)	(22,475)	(60,280)
Other operating expenses	₩ (73,981)	₩ (70,563)	₩ (309,309)